Income and expenses - Financial income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income and expenses
Interest income	€ 2,838	€ 4,252	€ 4,450
Foreign exchange gains	1,109	3,416	563
Other finance income	20	9	6
Total	€ 3,968	€ 7,677	€ 5,019